Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Customer A [Member]
Concentration risk percentage	16.00%	21.00%	22.00%
Major Customer B [Member]
Concentration risk percentage	20.00%	20.00%	24.00%
Major Customer C [Member]
Concentration risk percentage	12.00%	11.00%	10.00%
Major Customer D [Member]
Concentration risk percentage	12.00%	29.00%	38.00%
Major Customer E [Member]
Concentration risk percentage	9.00%	10.00%	3.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	69.00%	91.00%	97.00%